S000000545 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	335 Months Ended	458 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.90%	1.20%	2.34%
S&P Municipal Bond Arizona Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.36%	1.20%	2.25%
Lipper Other States Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]	1.55%	0.43%	1.54%
Nuveen Arizona Municipal Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.35%)	(0.20%)	1.59%
Performance Inception Date							Oct. 29, 1986
Nuveen Arizona Municipal Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.35%)	(0.20%)	1.59%
Performance Inception Date							Oct. 29, 1986
Nuveen Arizona Municipal Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.21%)	0.43%	1.84%
Performance Inception Date							Oct. 29, 1986
Nuveen Arizona Municipal Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.12%	0.88%	2.23%
Performance Inception Date						Feb. 03, 1997
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.11%	(0.14%)	1.37%
Performance Inception Date					Feb. 10, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[3]	An index designed to measure the performance of the tax-exempt Arizona municipal bond market.
[4]	Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification.
[5]	Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification.